Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
20. Property, Plant and Equipment
Regulated and Non-Regulated Assets
PP&E consisted of the following regulated and non-regulated assets:

As at December 31 December 31
millions of dollars

Estimated useful life 2022 2021
Generation 2

to
131 $

13,083 $

11,173
Transmission 10

to
80

2,731

2,532
Distribution 10

to
65

6,978

6,305
Gas transmission and distribution 13

to
83

5,061

4,385
General plant and other

(1)
2

to
71

2,723

2,473
Total cost

30,576

26,868
Less: Accumulated depreciation
(1)
(9,574) (8,739)

21,002

18,129
Construction work in progress
(1)

1,994

2,224
Net book value $

22,996 $

20,353
(1) SeaCoast owns a 50 % undivided ownership interest in a jointly owned 26 -mile pipeline lateral located in Florida, which went into service in 2020. At December 31, 2022, SeaCoast’s share of plant in service was $ 27 million USD (2021 - $
27

million USD), and
accumulated depreciation of $ 1

million USD (2021 - $
1

million USD). SeaCoast’s undivided ownership interest is financed with its funds and all operations are accounted for as if such participating interest were a wholly owned facility.

SeaCoast’s share of direct
expenses of the jointly owned pipeline is included in OM&G in the Consolidated Statements of Income.